[LOGO]
USAA(R)

                     USAA BALANCED
                               STRATEGY Fund

                                   [GRAPHIC]

                     S e m i a n n u a l  R e p o r t

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   NOVEMBER 30, 2002

                                             (C)2003, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                   [GRAPHIC]

                                  FORTUNATELY,

[PHOTO]                BEAR MARKETS - LIKE THE BULL MARKET

                       OF THE 1990S - DON'T LAST FOREVER.

                                   [GRAPHIC]
--------------------------------------------------------------------------------

                 The past three years have been difficult ones for investors. Fortunately, bear markets--like the bull market of the 1990s--don't last forever. While I can't unequivocally say that it is time to get back into stocks, I believe that we may be through the worst of the market downturn. We are seeing potential for improved corporate earnings, supported by low inflation, current low interest rates, and a modest rate of economic growth.

                 As I write to you, the markets continue to struggle with three key issues. First, there is ongoing uncertainty over a potential war with Iraq and the threat of major terrorist activities. Second, corporate governance concerns still hang over the equity and bond markets. Most public companies, however, are moving with rigor and discipline to implement new internal controls, disclosure policies, and improved corporate governance that should both inspire investor confidence and keep history from repeating itself. And third, people have been badly stung by losses in the markets, making them reluctant to invest new money even when it may make sense to do so. I believe that today's market conditions are perfect for dollar-cost averaging, a strategy whereby you invest the same amount at regular intervals (regardless of market highs or lows). This allows you to ease back into the market, and your price per share over time should average lower than if you invested all on one day.

                 Against this backdrop, all of us at USAA Investment Management Company continue to work hard to maintain your trust, respect, and business. Our mission is to provide you with an exceptional value--superior services and products you need at a reasonable price.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 We remain committed to our policy of offering you no-load mutual funds WITHOUT excessive fees, sales loads, or contractual plans. With USAA 100% no-load mutual funds, more of your hard-earned money is working for you and not used to pay commissions to a broker or adviser. Furthermore, at no charge, our investment representatives will help you identify the USAA mutual funds that may be right for you.

                 We believe that during the last year we assembled one of the finest teams of portfolio managers and analysts in the country to manage your assets. We will continue to work hard to deliver the service that you have come to know and expect from us. As always, we remain available to give you investment guidance on our funds as well as planning assistance through USAA Financial Planning Services.

                 Thank you for your continued faith and trust in us. We take our responsibility to help you manage your investment needs very seriously, and we look forward to working with you in the years to come.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY             1

SHAREHOLDER VOTING RESULTS                             9

FINANCIAL INFORMATION

   Portfolio Of Investments                           11

   Notes to Portfolio of Investments                  21

   Financial Statements                               22

   Notes to Financial Statements                      25

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA BALANCED STRATEGY FUND

OBJECTIVE
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                 High total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Using preset target ranges, the Fund's strategy is to invest its assets in a combination of stocks on the one hand and bonds and money market instruments on the other.

--------------------------------------------------------------------------------
                                         11/30/02                 5/31/02
--------------------------------------------------------------------------------
Net Assets                            $312.7 Million           $327.6 Million
Net Asset Value Per Share                 $13.10                   $14.20


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/02
--------------------------------------------------------------------------------
5/31/02 TO 11/30/02*      1 YEAR      5 YEARS       SINCE INCEPTION ON 9/1/95
      -6.59%              -6.28%       5.06%                 8.19%


*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                                    LEHMAN BROTHERS      LIPPER          LIPPER
        USAA BALANCED    S&P 500    AGGREGATE BOND      BALANCED       BALANCED      RUSSELL
        STRATEGY FUND     INDEX          INDEX        FUNDS AVERAGE   FUNDS INDEX   3000 INDEX
        -------------    -------    ---------------   -------------   -----------   ----------
Aug-95   $10,000        $10,000        $10,000           $10,000        $10,000      $10,000
Sep-95    10,040         10,422         10,097            10,230         10,239       10,387
Oct-95     9,870         10,385         10,229            10,216         10,213       10,298
Nov-95    10,060         10,840         10,382            10,531         10,530       10,755
Dec-95    10,324         11,049         10,528            10,684         10,696       10,930
Jan-96    10,334         11,424         10,597            10,884         10,889       11,247
Feb-96    10,304         11,531         10,413            10,912         10,894       11,413
Mar-96    10,516         11,642         10,341            10,948         10,935       11,528
Apr-96    10,587         11,813         10,283            11,045         11,008       11,747
May-96    10,637         12,117         10,262            11,188         11,121       12,047
Jun-96    10,648         12,163         10,400            11,204         11,157       12,008
Jul-96    10,301         11,626         10,428            10,897         10,870       11,380
Aug-96    10,546         11,872         10,411            11,089         11,042       11,725
Sep-96    10,976         12,540         10,592            11,508         11,451       12,363
Oct-96    11,233         12,885         10,827            11,732         11,694       12,589
Nov-96    11,734         13,858         11,012            12,269         12,239       13,477
Dec-96    11,713         13,584         10,910            12,136         12,092       13,315
Jan-97    12,005         14,432         10,943            12,501         12,466       14,052
Feb-97    12,077         14,545         10,970            12,518         12,512       14,067
Mar-97    11,869         13,949         10,849            12,149         12,149       13,430
Apr-97    12,120         14,781         11,011            12,509         12,514       14,092
May-97    12,686         15,684         11,115            13,054         13,026       15,054
Jun-97    13,032         16,382         11,247            13,456         13,458       15,680
Jul-97    13,705         17,685         11,551            14,233         14,225       16,910
Aug-97    13,417         16,695         11,452            13,844         13,774       16,224
Sep-97    13,855         17,609         11,621            14,387         14,323       17,144
Oct-97    13,576         17,021         11,790            14,156         14,062       16,568
Nov-97    13,823         17,809         11,844            14,408         14,320       17,202
Dec-97    13,945         18,114         11,963            14,621         14,546       17,547
Jan-98    13,923         18,314         12,117            14,713         14,650       17,638
Feb-98    14,481         19,634         12,107            15,332         15,231       18,899
Mar-98    14,919         20,639         12,149            15,771         15,697       19,836
Apr-98    14,985         20,850         12,213            15,880         15,807       20,031
May-98    14,820         20,493         12,328            15,705         15,647       19,537
Jun-98    14,828         21,324         12,433            15,963         15,936       20,197
Jul-98    14,305         21,099         12,459            15,756         15,749       19,831
Aug-98    12,902         18,051         12,662            14,361         14,392       16,793
Sep-98    13,114         19,208         12,959            14,988         15,014       17,938
Oct-98    13,837         20,768         12,890            15,617         15,575       19,300
Nov-98    14,548         22,026         12,963            16,222         16,145       20,480
Dec-98    15,157         23,295         13,002            16,817         16,741       21,782
Jan-99    15,701         24,268         13,095            17,117         17,009       22,522
Feb-99    15,350         23,514         12,866            16,652         16,600       21,724
Mar-99    16,053         24,455         12,938            17,070         17,010       22,521
Apr-99    16,291         25,402         12,979            17,569         17,567       23,538
May-99    15,950         24,803         12,865            17,315         17,296       23,091
Jun-99    16,726         26,175         12,824            17,817         17,774       24,258
Jul-99    16,417         25,362         12,769            17,463         17,442       23,522
Aug-99    16,383         25,236         12,763            17,246         17,259       23,255
Sep-99    16,120         24,545         12,911            17,021         17,038       22,660
Oct-99    16,855         26,098         12,959            17,534         17,531       24,082
Nov-99    17,222         26,628         12,958            17,768         17,720       24,756
Dec-99    18,021         28,194         12,895            18,351         18,244       26,335
Jan-00    17,549         26,778         12,853            17,853         17,785       25,303
Feb-00    17,514         26,271         13,009            17,906         17,743       25,537
Mar-00    18,493         28,840         13,180            18,894         18,787       27,538
Apr-00    17,961         27,973         13,142            18,509         18,443       26,567
May-00    17,649         27,399         13,136            18,247         18,269       25,821
Jun-00    18,043         28,074         13,409            18,634         18,561       26,586
Jul-00    17,826         27,635         13,531            18,581         18,511       26,116
Aug-00    18,523         29,351         13,727            19,479         19,337       28,053
Sep-00    17,900         27,802         13,814            18,988         18,930       26,783
Oct-00    17,716         27,684         13,905            18,902         18,913       26,401
Nov-00    16,891         25,503         14,132            18,109         18,227       23,968
Dec-00    17,211         25,628         14,395            18,542         18,680       24,371
Jan-01    18,485         26,537         14,630            18,975         19,076       25,204
Feb-01    18,052         24,119         14,757            18,103         18,336       22,901
Mar-01    17,756         22,592         14,831            17,444         17,743       21,409
Apr-01    18,502         24,346         14,770            18,208         18,488       23,125
May-01    18,950         24,509         14,859            18,342         18,653       23,311
Jun-01    18,777         23,913         14,915            18,084         18,367       22,881
Jul-01    19,040         23,677         15,249            18,052         18,354       22,504
Aug-01    18,652         22,197         15,423            17,490         17,831       21,176
Sep-01    17,465         20,404         15,603            16,535         16,974       19,307
Oct-01    17,818         20,794         15,929            16,895         17,258       19,757
Nov-01    18,876         22,388         15,710            17,598         17,946       21,278
Dec-01    19,098         22,584         15,610            17,707         18,075       21,578
Jan-02    18,925         22,255         15,736            17,528         17,916       21,308
Feb-02    18,567         21,826         15,889            17,334         17,795       20,872
Mar-02    19,098         22,647         15,625            17,713         18,184       21,787
Apr-02    18,792         21,274         15,928            17,279         17,747       20,644
May-02    18,938         21,118         16,063            17,199         17,739       20,405
Jun-02    17,872         19,614         16,202            16,411         16,982       18,936
Jul-02    16,999         18,086         16,397            15,613         16,112       17,431
Aug-02    17,174         18,204         16,674            15,770         16,277       17,513
Sep-02    16,407         16,228         16,944            14,837         15,305       15,673
Oct-02    16,947         17,654         16,867            15,406         15,943       16,921
Nov-02    17,690         18,693         16,863            15,978         16,590       17,945

                 DATA SINCE INCEPTION ON 9/1/95 THROUGH 11/30/02.

                 THE RUSSELL 3000 INDEX REPLACES THE S&P 500 INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX, BECAUSE THE RUSSELL 3000 INDEX IS AN INDEX OF MULTI-CAP GROWTH AND VALUE STOCKS, AND THUS PROVIDES A MORE APPROPRIATE COMPARISON FOR THE STOCK PORTION OF THE FUND, WHICH FOCUSES ON MULTI-CAP (SMALL-, MID-, AND LARGE-CAP) GROWTH AND VALUE STOCKS, THAN THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Balanced Strategy Fund to the following benchmarks:

                 o The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Lehman Brothers Aggregate Bond Index, an unmanaged index made up of the government/credit index, the mortgage-backed securities index, and the asset-backed securities index.

                 o The Lipper Balanced Funds Average, an average of all balanced funds, reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

                 o The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MATTHEW E. MEGARGEL, CFA                  MARGARET "DIDI" WEINBLATT, Ph.D., CFA
   Wellington Management Company, LLP        USAA Investment Management Company
   (Stocks)                                  (Bonds)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six months ended November 30, 2002, the USAA Balanced Strategy Fund had a total return of -6.59%, compared to a total return of -6.91% for the Lipper Balanced Funds Average.

HOW WERE THE FUND'S ASSETS ALLOCATED BETWEEN STOCKS AND BONDS?

                 We began the period with roughly 55% of assets in stocks and 45% in fixed-income securities. In late September and again in early October, we took steps to increase the Fund's allocation to stocks, ending the period at 62%. This shift in assets proved to be beneficial, as stocks subsequently rose and bond prices fell.

WHAT WAS THE REASONING BEHIND THE SHIFT TO STOCKS?

                 It was a weighing of the relative attractiveness of stocks and bonds, which, in this case, revealed fairly stark differences. As of the end of September, long-term government bonds had outperformed stocks by approximately 35% over the previous 12 months, which is a huge divergence when you consider that stocks have outperformed bonds over the long term. There was extreme pessimism about stocks and extreme optimism about bonds, and when the market goes to extremes, it's usually not a

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER AVERAGE DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 good idea to follow the crowd. We were more positive about the prospects for economic recovery and corporate profits, which gave us confidence that stocks were attractively valued. There was tremendous liquidity on the sidelines ready to move into stocks on better news. And finally, the market gave us classic technical signals that a shift may be under way from a cyclical bear market to a cyclical bull market.

HOW DID YOU MANAGE THE STOCK PORTION OF THE FUND?

                 We have three levers to pull in our effort to add value: research-based stock selection, sector weightings, and diversification among large-, mid-, and small-cap stocks.

                 During the period, the Fund benefited from good stock selection and a sector overweight in information technology. Hewlett-Packard was a top contributor to performance because it reported better-than-expected earnings. While underweight in financial services, our stock selection within the sector was positive, led by top performance contributors Merrill Lynch and Citigroup. We held an overweight position in health care based on positive demographics, attractive valuations, strong pricing positions, and promising new drug pipelines. Overall, our stock selection in health care detracted from performance as investors punished Wyeth and Laboratory Corp. for reporting earnings shortfalls.

                 We were overweight in traditional cyclical areas of the economy such as materials and industrials, because companies in these sectors have reduced their break-even points through consolidation and shutdowns of plants and have the potential to make profit gains in a decent-demand environment. Given the slow pace of the economic recovery, this exposure detracted slightly from performance.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-20.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 We began the period with a slight emphasis on small- and mid-cap stocks, but reduced this weighting following an extended period of small- and mid-cap outperformance to end the period relatively neutral.

WHAT'S YOUR OUTLOOK FOR STOCKS?

                 With stock valuations at the low end of most historical ranges, dividend yields above cash returns, and expectations low, we believe the markets are gradually setting the stage for better returns. In our view, the equity portion of the Fund is fairly balanced at this point pending somewhat clearer market visibility. The largest sector overweights include information technology, with a focus on leading firms' capturing market share; materials companies based on disciplined capacity and cost management by the major players; and health care, due to low valuations and improving new drug pipelines.

HOW DID THE BOND PORTION OF THE FUND PERFORM?

                 The bond portion fulfilled its mission of helping to offset the impact of volatility in the stock market. As the economic recovery that seemed imminent earlier in 2002 began to fizzle, interest rates continued their downward march to levels not seen in the last 40 years. For bonds, lower interest rates mean higher prices. In such an environment, government securities outperformed corporate bonds, which were plagued by the same corporate issues that weighed on the stock market.

                 With interest rates at historic lows, we have attempted to position the fixed-income portion to be relatively neutral to movements in interest rates. We purchased Treasury inflation-protected securities (TIPS) to gain exposure to the Treasury market, but with less interest-rate sensitivity than standard Treasury securities. TIPS are unique among fixed-income securities

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 because their principal is indexed to inflation. Early in the period, we reduced exposure to some lower-rated corporate bonds and added holdings in higher-rated corporate bonds and mortgage-backed securities.

WHAT'S YOUR OUTLOOK FOR BONDS?

                 Following the 0.50% rate cut in November, the Federal Reserve Board's easing cycle appears to have come to an end. While all bond portfolios are vulnerable to rising interest rates, we have attempted to take a prudent approach that provides some degree of protection against rising rates while maintaining exposure to securities that would benefit if rates continue to fall. We are working hard on your behalf, and thank you for the opportunity and privilege of serving you.


           HISTORICAL YIELD CURVE
           ----------------------

            5/31/02     11/29/02     CHANGE
            -------     --------     ------
3 Month      1.731%      1.210%     -0.5207%
6 Month      1.893       1.275      -0.6179
2 Year       3.201       2.056      -1.1446
5 Year       4.357       3.268      -1.0884
10 Year      5.041       4.205      -0.8354
30 Year      5.610       5.035      -0.5748

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-----------------------------------------------------------
                   TOP 10 EQUITY HOLDINGS
                     (% of Net Assets)
-----------------------------------------------------------

Microsoft Corp.                                        2.0%

Citigroup, Inc.                                        1.7%

American International Group, Inc.                     1.6%

General Electric Co.                                   1.6%

Exxon Mobil Corp.                                      1.5%

Omnicom Group, Inc.                                    1.4%

Bank One Corp.                                         1.1%

Wal-Mart Stores, Inc.                                  1.1%

Abbott Laboratories                                    1.0%

Pfizer, Inc.                                           1.0%
-----------------------------------------------------------


                      ASSET ALLOCATION
                          11/30/02


Money Market Instruments                               4.3%

Stocks                                                62.1%

Corporate Obligations                                 10.3%

Asset-Backed & Mortgage-Backed Securities              2.0%

U.S. Government & Agency Issues                        8.1%

U.S. Government Agency Mortgage-Backed Securities     12.8%

     PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-20.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

                 On October 18, 2002, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on August 23, 2002, were entitled to vote on each proposal shown below. All proposals were approved by the Fund's shareholders.

                 The following proposals and voting results pertain to the Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

                 Approval of new investment advisory agreement with USAA Investment Management Company (IMCO).

                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                     FOR           AGAINST        ABSTAIN      BROKER NON-VOTE*
                 ---------------------------------------------------------------
                  18,124,126       561,918        367,845            N/A

PROPOSAL 2A
--------------------------------------------------------------------------------

                 Approval of new investment subadvisory agreement between IMCO and Wellington Management Company, LLP.

                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                     FOR           AGAINST        ABSTAIN       BROKER NON-VOTE*
                 ---------------------------------------------------------------
                  18,077,141       583,581        393,167            N/A

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Voting RESULTS

PROPOSAL 3
--------------------------------------------------------------------------------

                 Approval of a proposal to permit IMCO and the Board of Trustees of USAA Investment Trust to appoint and replace subadvisers, enter into subadvisory agreements, and approve amendments to subadvisory agreements without further shareholder approval.

                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                     FOR           AGAINST        ABSTAIN       BROKER NON-VOTE*
                 ---------------------------------------------------------------
                  16,733,148      1,446,029       535,160            339,552


                 * Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              STOCKS (62.1%)

              ADVERTISING (1.4%)
    62,500    Omnicom Group, Inc.                                                        $   4,253
                                                                                         ---------

              AEROSPACE & DEFENSE (1.1%)
    45,700    Boeing Co.                                                                     1,554
    20,300    Northrop Grumman Corp.                                                         1,967
                                                                                         ---------
                                                                                             3,521
                                                                                         ---------
              AIR FREIGHT & LOGISTICS (1.2%)
    16,900    CNF Transportation, Inc.                                                         530
    42,900    EGL, Inc.*                                                                       669
    50,100    FedEx Corp.                                                                    2,634
                                                                                         ---------
                                                                                             3,833
                                                                                         ---------
              ALUMINUM (0.6%)
    68,700    Alcoa, Inc.                                                                    1,755
                                                                                         ---------

              APPAREL, ACCESSORIES, & LUXURY GOODS (0.6%)
    19,900    Columbia Sportswear Co.*                                                         879
    30,700    Liz Claiborne, Inc.                                                              988
                                                                                         ---------
                                                                                             1,867
                                                                                         ---------
              APPAREL RETAIL (0.2%)
    26,500    Chico's FAS, Inc.*                                                               596
     5,400    Too, Inc.*                                                                       158
                                                                                         ---------
                                                                                               754
                                                                                         ---------
              APPLICATION SOFTWARE (1.0%)
   196,000    Cadence Design Systems, Inc.*                                                  2,826
    31,000    Verity, Inc.*                                                                    430
                                                                                         ---------
                                                                                             3,256
                                                                                         ---------
              BANKS (4.5%)
    38,100    Bank of America Corp.                                                          2,670
    88,200    Bank One Corp.                                                                 3,483
    37,500    Banknorth Group, Inc.                                                            826
    56,900    KeyCorp                                                                        1,484
    70,600    Sovereign Bancorp, Inc.                                                          976
    58,200    UnionBanCal Corp.                                                              2,536
    57,200    Wachovia Corp.                                                                 2,011
                                                                                         ---------
                                                                                            13,986
                                                                                         ---------

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                   (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              BIOTECHNOLOGY (0.9%)
    54,300    Albany Molecular Research, Inc.*                                           $     812
    35,000    Gilead Sciences, Inc.*                                                         1,382
    18,000    IDEC Pharmaceuticals Corp.*                                                      592
                                                                                         ---------
                                                                                             2,786
                                                                                         ---------
              BROADCASTING & CABLE TV (0.8%)
   101,300    Comcast Corp."A"*                                                              2,310
     8,000    Cox Radio, Inc.*                                                                 197
                                                                                         ---------
                                                                                             2,507
                                                                                         ---------
              BUILDING PRODUCTS (0.7%)
   102,700    Masco Corp.                                                                    2,072
                                                                                         ---------

              COMPUTER & ELECTRONIC RETAIL (0.1%)
     8,300    CDW Computer Centers, Inc.*                                                      423
                                                                                         ---------

              COMPUTER HARDWARE (2.0%)
   162,100    Hewlett-Packard Co.                                                            3,158
    34,000    IBM Corp.                                                                      2,961
                                                                                         ---------
                                                                                             6,119
                                                                                         ---------
              CONSUMER FINANCE (0.8%)
    16,400    Countrywide Financial Corp.                                                      809
    56,100    Household International, Inc.                                                  1,610
                                                                                         ---------
                                                                                             2,419
                                                                                         ---------
              DATA PROCESSING SERVICES (0.3%)
    19,900    Automatic Data Processing, Inc.                                                  865
                                                                                         ---------

              DEPARTMENT STORES (0.1%)
    25,200    Dillard's, Inc. "A"                                                              487
                                                                                         ---------

              DISTILLERS & VINTNERS (0.3%)
    37,500    Constellation Brands, Inc. "A"*                                                  882
                                                                                         ---------

              DIVERSIFIED CHEMICALS (1.0%)
   100,500    Dow Chemical Co.                                                               3,206
                                                                                         ---------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              DIVERSIFIED FINANCIAL SERVICES (3.6%)
   132,939    Citigroup, Inc.                                                            $   5,169
    12,400    Federated Investors, Inc. "B"                                                    335
    18,200    Investment Technology Group, Inc.*                                               536
    45,800    Legg Mason, Inc.                                                               2,367
    66,800    Merrill Lynch & Co., Inc.                                                      2,906
                                                                                         ---------
                                                                                            11,313
                                                                                         ---------
              DRUG RETAIL (0.5%)
    56,100    CVS Corp.                                                                      1,508
                                                                                         ---------

              ELECTRIC UTILITIES (1.2%)
    61,000    CINergy Corp.                                                                  1,977
    37,400    Exelon Corp.                                                                   1,877
                                                                                         ---------
                                                                                             3,854
                                                                                         ---------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
   117,900    Sanmina-SCI Corp.*                                                               566
    32,500    Symbol Technologies, Inc.                                                        335
    73,700    Waters Corp.*                                                                  1,975
                                                                                         ---------
                                                                                             2,876
                                                                                         ---------
              ENVIRONMENTAL SERVICES (0.4%)
    45,600    Waste Management, Inc.                                                         1,136
                                                                                         ---------

              FOOD RETAIL (0.7%)
    86,800    Safeway, Inc.*                                                                 2,064
                                                                                         ---------

              GENERAL MERCHANDISE STORES (1.1%)
    63,600    Wal-Mart Stores, Inc.                                                          3,445
                                                                                         ---------

              HEALTH CARE DISTRIBUTORS & SERVICES (0.9%)
    15,600    Henry Schein, Inc.*                                                              664
    86,100    Laboratory Corp. of America Holdings*                                          2,066
                                                                                         ---------
                                                                                             2,730
                                                                                         ---------
              HEALTH CARE EQUIPMENT (0.4%)
    43,000    Guidant Corp.*                                                                 1,287
                                                                                         ---------

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                   (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (0.8%)
    29,200    HCA, Inc.                                                                  $   1,173
    11,900    Health Management Associates, Inc. "A"                                           209
     6,900    Tenet Healthcare Corp.*                                                          127
    31,000    Triad Hospitals, Inc.*                                                           935
                                                                                         ---------
                                                                                             2,444
                                                                                         ---------
              HEALTH CARE SUPPLIES (0.3%)
    32,800    Edwards Lifesciences Corp.*                                                      863
                                                                                         ---------

              HOME FURNISHINGS (0.3%)
    15,400    Mohawk Industries, Inc.*                                                         949
                                                                                         ---------

              HOME IMPROVEMENT RETAIL (0.7%)
    79,600    Home Depot, Inc.                                                               2,103
                                                                                         ---------

              HOMEBUILDING (0.3%)
    45,700    D.R. Horton, Inc.                                                                873
                                                                                         ---------

              HOUSEHOLD PRODUCTS (0.7%)
    44,400    Kimberly-Clark Corp.                                                           2,234
                                                                                         ---------

              INDUSTRIAL CONGLOMERATES (2.2%)
    16,000    3M Co.                                                                         2,078
   178,900    General Electric Co.                                                           4,848
                                                                                         ---------
                                                                                             6,926
                                                                                         ---------
              INDUSTRIAL MACHINERY (0.3%)
    14,900    ITT Industries, Inc.                                                             898
                                                                                         ---------

              INFORMATION TECHNOLOGY CONSULTING & SERVICES (1.6%)
   111,400    Accenture Ltd. "A"*                                                            2,144
     2,500    Affiliated Computer Services, Inc. "A"*                                          125
    22,700    Manhattan Associates, Inc.*                                                      682
    93,800    SunGard Data Systems, Inc.*                                                    2,192
                                                                                         ---------
                                                                                             5,143
                                                                                         ---------

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                   (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              INSURANCE BROKERS (1.1%)
    25,500    Arthur J. Gallagher & Co.                                                  $     718
    59,700    Marsh & McLennan Companies, Inc.                                               2,818
                                                                                         ---------
                                                                                             3,536
                                                                                         ---------
              INTEGRATED OIL & GAS (2.2%)
    31,312    ChevronTexaco Corp.                                                            2,099
   137,600    Exxon Mobil Corp.                                                              4,788
                                                                                         ---------
                                                                                             6,887
                                                                                         ---------
              INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
   107,300    SBC Communications, Inc.                                                       3,058
                                                                                         ---------

              LEISURE PRODUCTS (0.2%)
     9,400    Polaris Industries, Inc.                                                         609
                                                                                         ---------

              MANAGED HEALTH CARE (0.5%)
    15,600    Anthem, Inc.*                                                                    924
    33,200    Caremark Rx, Inc.*                                                               587
                                                                                         ---------
                                                                                             1,511
                                                                                         ---------
              METAL & GLASS CONTAINERS (0.3%)
    52,800    Pactiv Corp.*                                                                  1,093
                                                                                         ---------

              MOVIES & ENTERTAINMENT (1.0%)
   196,300    AOL Time Warner, Inc.*                                                         3,213
                                                                                         ---------

              MULTI-LINE INSURANCE (1.6%)
    78,100    American International Group, Inc.                                             5,088
                                                                                         ---------

              NETWORKING EQUIPMENT (0.9%)
   184,100    Cisco Systems, Inc.*                                                           2,747
                                                                                         ---------

              OIL & GAS EQUIPMENT & SERVICES (0.5%)
    38,900    Schlumberger Ltd.                                                              1,721
                                                                                         ---------

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                   (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (1.2%)
   110,000    Chesapeake Energy Corp.                                                    $     762
    64,500    EOG Resources, Inc.                                                            2,501
    58,700    Swift Energy Co.*                                                                544
                                                                                         ---------
                                                                                             3,807
                                                                                         ---------
              PAPER PRODUCTS (1.0%)
    34,600    Bowater, Inc.                                                                  1,501
    38,900    International Paper Co.                                                        1,527
                                                                                         ---------
                                                                                             3,028
                                                                                         ---------
              PERSONAL PRODUCTS (0.6%)
    62,900    Gillette Co.                                                                   1,907
                                                                                         ---------

              PHARMACEUTICALS (5.8%)
    73,400    Abbott Laboratories                                                            3,213
    35,600    Eli Lilly & Co.                                                                2,431
    41,300    King Pharmaceuticals, Inc.*                                                      784
   103,900    Pfizer, Inc.                                                                   3,277
    70,400    Pharmacia Corp.                                                                2,978
    90,000    Schering-Plough Corp.                                                          2,039
    29,831    Watson Pharmaceuticals, Inc.*                                                    895
    65,200    Wyeth                                                                          2,506
                                                                                         ---------
                                                                                            18,123
                                                                                         ---------
              PROPERTY & CASUALTY INSURANCE (0.7%)
    12,900    Ambac Financial Group, Inc.                                                      806
     7,600    MBIA, Inc.                                                                       346
    24,800    St. Paul Companies, Inc.                                                         924
                                                                                         ---------
                                                                                             2,076
                                                                                         ---------
              PUBLISHING (0.7%)
    29,000    Gannett Co., Inc.                                                              2,066
                                                                                         ---------

              RESTAURANTS (1.2%)
    40,900    Brinker International, Inc.*                                                   1,219
    14,200    CEC Entertainment, Inc.*                                                         450
    32,900    Darden Restaurants, Inc.                                                         711
    80,900    McDonald's Corp.                                                               1,497
                                                                                         ---------
                                                                                             3,877
                                                                                         ---------

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                   (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              SEMICONDUCTOR EQUIPMENT (0.4%)
    14,200    Cabot Microelectronics Corp.*                                              $     857
    11,300    Novellus Systems, Inc.*                                                          410
                                                                                         ---------
                                                                                             1,267
                                                                                         ---------
              SEMICONDUCTORS (2.3%)
    42,200    Fairchild Semiconductor International Corp. "A"*                                 646
   147,000    Intel Corp.                                                                    3,069
    71,200    International Rectifier Corp.*                                                 1,777
    28,900    Lattice Semiconductor Corp.*                                                     289
    68,800    Texas Instruments, Inc.                                                        1,384
                                                                                         ---------
                                                                                             7,165
                                                                                         ---------
              SOFT DRINKS (0.8%)
     9,700    Pepsi Bottling Group, Inc.                                                       279
    51,800    PepsiCo, Inc.                                                                  2,200
                                                                                         ---------
                                                                                             2,479
                                                                                         ---------
              SPECIALTY STORES (0.5%)
    29,900    Linens 'n Things, Inc.*                                                          744
    22,500    Michaels Stores, Inc.*                                                           847
                                                                                         ---------
                                                                                             1,591
                                                                                         ---------
              SYSTEMS SOFTWARE (2.6%)
   107,500    Microsoft Corp.*                                                               6,216
   165,600    Oracle Corp.*                                                                  2,012
                                                                                         ---------
                                                                                             8,228
                                                                                         ---------
              TELECOMMUNICATION EQUIPMENT (0.2%)
    28,800    Comverse Technology, Inc.*                                                       349
    39,600    Tekelec, Inc.*                                                                   404
                                                                                         ---------
                                                                                               753
                                                                                         ---------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    60,100    Nextel Communications, Inc. "A"*                                                 826
                                                                                         ---------
              Total stocks (cost: $191,369)                                                194,293
                                                                                         ---------

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                   (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                         COUPON                                VALUE
     (000)   SECURITY                                                RATE            MATURITY            (000)
--------------------------------------------------------------------------------------------------------------
             BONDS (33.2%)

             CORPORATE OBLIGATIONS (10.3%)
             AEROSPACE & DEFENSE (0.3%)
  $  1,000   Boeing Capital Corp.                                    5.40%         11/30/2009        $    997
                                                                                                     --------

             BANKS (1.8%)
     2,050   First Union Corp.(b)                                    6.82           8/01/2026           2,348
     1,000   Imperial Bancorp                                        8.50           4/01/2009           1,126
     1,000   Nordea Bank Sweden AB(a)                                5.25          11/30/2012             988
     1,000   Union Planters Bank, N.A.(b)                            6.50           3/15/2008           1,048
                                                                                                     --------
                                                                                                        5,510
                                                                                                     --------
             BROADCASTING & CABLE TV (0.3%)
     1,000   Comcast Cable Communications, Inc.                      6.88           6/15/2009           1,011
                                                                                                     --------

             CONSUMER FINANCE (0.6%)
     2,000   Household Finance Corp.                                 6.38          10/15/2011           1,966
                                                                                                     --------

             DIVERSIFIED METALS & MINING (0.7%)
     2,000   Brascan Corp.                                           8.13          12/15/2008           2,129
                                                                                                     --------

             ELECTRIC UTILITIES (2.5%)
     1,000   Dominion Fiber Ventures, LLC                            7.05           3/15/2005             960
     2,000   El Paso Electric Co.                                    9.40           5/01/2011           2,022
     2,000   Empire District Electric Co.                            7.70          11/15/2004           2,155
     2,000   Pinnacle One Partners, L.P.(a)                          8.83           8/15/2004           1,783
     1,000   TECO Energy, Inc.                                       7.00           5/01/2012             847
                                                                                                     --------
                                                                                                        7,767
                                                                                                     --------
             ENVIRONMENTAL SERVICES (0.7%)
     1,000   Waste Management, Inc.                                  6.50          11/15/2008           1,035
     1,000   Waste Management, Inc.                                  7.38           8/01/2010           1,067
                                                                                                     --------
                                                                                                        2,102
                                                                                                     --------
             GAS UTILITIES (0.9%)
     2,000   Limestone Electron Trust(a)                             8.63           3/15/2003           1,844
     1,000   Peoples Energy Corp.                                    6.90           1/15/2011           1,077
                                                                                                     --------
                                                                                                        2,921
                                                                                                     --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                         COUPON                               VALUE
     (000)   SECURITY                                                RATE            MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             INTEGRATED OIL & GAS (0.3%)
  $  1,000   Occidental Petroleum Corp.                              5.88%          1/15/2007        $  1,063
                                                                                                     --------

             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
     1,100   Citizens Communications Co.                             8.50           5/15/2006           1,174
                                                                                                     --------

             METAL & GLASS CONTAINERS (0.3%)
     1,000   Pactiv Corp.                                            7.20          12/15/2005           1,089
                                                                                                     --------

             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     1,000   Devon Financing Corp., ULC                              6.88           9/30/2011           1,099
                                                                                                     --------

             REAL ESTATE INVESTMENT TRUSTS (1.1%)
     1,000   Nationwide Health Properties, Inc.                      7.60           5/10/2007           1,062
     2,000   Pan Pacific Retail Properties, Inc.                     7.95           4/15/2011           2,230
                                                                                                     --------
                                                                                                        3,292
                                                                                                     --------
             Total corporate obligations (cost: $30,771)                                               32,120
                                                                                                     --------

             ASSET-BACKED & MORTGAGE-BACKED SECURITIES (2.0%)
     4,000   Consumers Funding, LLC                                  5.43           4/20/2015           4,158
     1,000   Detroit Edison Securitization Funding, LLC              6.42           3/01/2015           1,098
     1,000   GS Mortgage Securities, Series 2001-Rock A2             6.62           5/03/2018           1,071
                                                                                                     --------
             Total asset-backed & mortgage-backed
                securities (cost: $5,818)                                                               6,327
                                                                                                     --------

             U.S. GOVERNMENT & AGENCY ISSUES (20.9%)
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION NOTES (3.7%)
     4,451   II, Pool #781494                                        6.50           8/20/2031           4,622
     1,779   I, Pool #587184                                         7.00           4/15/2032           1,870
     1,682   Series 1999-11 VC                                       6.50           5/20/2014           1,769
     1,000   Series 1999-14 VD                                       6.00           3/20/2014           1,058
     2,000   Series 2001-49 VB                                       7.00          11/16/2016           2,114
                                                                                                     --------
                                                                                                       11,433
                                                                                                     --------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL                                                                                             MARKET
    AMOUNT                                                         COUPON                               VALUE
     (000)     SECURITY                                              RATE            MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
             FANNIE MAE NOTES (4.7%)
  $  2,000   Subordinate Note                                        5.25%          8/01/2012        $  2,020
     5,000   Benchmark Note                                          5.38          11/15/2011           5,259
     2,000   Series 1999-25 VB                                       6.00           4/25/2016           2,086
     2,000   Series 2001-20 VB                                       6.00           9/25/2017           2,049
     1,000   Series 2001-25 D                                        6.00           2/25/2014           1,033
     2,000   Series 2001-29 VB                                       6.50           8/25/2016           2,115
                                                                                                     --------
                                                                                                       14,562
                                                                                                     --------
             FREDDIE MAC NOTES (6.8%)
     1,000   Series 2160 VC                                          6.00           8/15/2013           1,043
     1,842   Series 2369 VG                                          6.50          11/15/2011           1,912
     4,000   Series 2389 VH                                          6.00          12/01/2031           4,118
     1,900   Series 2412 VA                                          6.50          11/15/2012           1,988
     2,852   Series 2413 VA                                          6.50          11/15/2012           2,982
     4,000   Series 2427 VL                                          6.50          11/15/2017           4,203
     2,883   Series 2435 VG                                          6.00           2/15/2013           3,054
     2,000   Series 2445 VD                                          6.50           4/15/2018           2,092
                                                                                                     --------
                                                                                                       21,392
                                                                                                     --------
             U.S TREASURY INFLATION-INDEXED NOTE (5.7%)
    16,638   U.S. Treasury Inflation-Indexed Note                    3.50           1/15/2011          17,804
                                                                                                     --------
             Total U.S. government & agency issues
                (cost: $62,374)                                                                        65,191
                                                                                                     --------
             Total bonds (cost: $98,963)                                                              103,638
                                                                                                     --------

             MONEY MARKET INSTRUMENTS(4.3%)
     6,759   Countrywide Home Loans, Inc. CP                         1.45          12/02/2002           6,759
     1,100   Lincoln County Environmental Improvement
                RB (LOC)(c)                                          2.80          11/01/2025           1,100
     1,085   Southtown Mobile Home Park(c)                           2.63           7/01/2020           1,085
     4,681   SSgA Prime Money Market Fund                            1.39(d)               --           4,681
                                                                                                     --------
             Total money market instruments (cost: $13,625)                                            13,625
                                                                                                     --------

             TOTAL INVESTMENTS (COST: $303,957)                                                      $311,556
                                                                                                     ========

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

                 PORTFOLIO DESCRIPTION ABBREVIATIONS
                 CP     Commercial Paper
                 RB     Revenue Bond

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

                 (LOC) Enhanced by a bank letter of credit

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Security is not registered under the Securities Act of
                     1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Trustees.

                 (b) Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 (c) Variable rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 (d) Rate represents the annualized seven-day yield at
                     November 30, 2002.

                 * Non-income-producing security for the 12-month period ended November 30, 2002.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

ASSETS

   Investments in securities, at market value* (identified cost of $303,957)              $311,556
   Cash                                                                                         82
   Collateral for securities loaned, at market value                                         7,399
   Receivables:
      Capital shares sold                                                                      516
      Dividends and interest                                                                 1,239
      Securities sold                                                                        1,289
      USAA Investment Management Company                                                       210
                                                                                          --------
         Total assets                                                                      322,291
                                                                                          --------
LIABILITIES

   Payable upon return of securities loaned                                                  7,399
   Securities purchased                                                                      1,943
   Capital shares redeemed                                                                      67
   USAA Transfer Agency Company                                                                 93
   Accounts payable and accrued expenses                                                        40
                                                                                          --------
         Total liabilities                                                                   9,542
                                                                                          --------
            Net assets applicable to capital shares outstanding                           $312,749
                                                                                          ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                                        $331,382
   Accumulated undistributed net investment income                                           1,226
   Accumulated net realized loss on investments                                            (27,458)
   Net unrealized appreciation of investments                                                7,599
                                                                                          --------
         Net assets applicable to capital shares outstanding                              $312,749
                                                                                          ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                          23,874
                                                                                          ========
   Net asset value, redemption price, and offering price per share                        $  13.10
                                                                                          ========
   *Including securities on loan of:                                                      $  7,458
                                                                                          ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA BALANCED STRATEGY FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME

   Income:
      Dividends (net of foreign taxes withheld of $1)                                     $  1,226
      Interest                                                                               3,867
      Fees from securities loaned                                                                5
                                                                                          --------
         Total income                                                                        5,098
                                                                                          --------
   Expenses:
      Management fees                                                                        1,173
      Administrative and servicing fees                                                        226
      Transfer agent's fees                                                                    550
      Custodian's fees                                                                          70
      Postage                                                                                   44
      Shareholder reporting fees                                                                71
      Trustees' fees                                                                             3
      Registration fees                                                                         31
      Professional fees                                                                         24
      Other                                                                                      8
                                                                                          --------
         Total expenses before reimbursement                                                 2,200
      Expenses reimbursed                                                                     (695)
                                                                                          --------
         Total expenses after reimbursement                                                  1,505
                                                                                          --------
            Net investment income                                                            3,593
                                                                                          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss on investments                                                        (29,633)
   Change in net unrealized appreciation/depreciation                                        4,042
                                                                                          --------
            Net realized and unrealized loss                                               (25,591)
                                                                                          --------
Decrease in net assets resulting from operations                                          $(21,998)
                                                                                          ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
==================--------------------------------------------------------------
                   of Changes in NET ASSETS
                   (in thousands)

USAA BALANCED STRATEGY FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MAY 31, 2002

                                                                       11/30/2002        5/31/2002
                                                                       ---------------------------
FROM OPERATIONS

   Net investment income                                                $  3,593          $  5,685
   Net realized gain (loss) on investments                               (29,633)            5,191
   Change in net unrealized appreciation/depreciation
      of investments                                                       4,042           (10,390)
                                                                       ---------------------------
         Increase (decrease) in net assets resulting
            from operations                                              (21,998)              486
                                                                       ---------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                  (3,766)           (5,188)
                                                                       ---------------------------
   Net realized gains                                                          -           (10,073)
                                                                       ---------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                              47,681           175,556
   Shares issued for dividends reinvested                                  3,712            15,089
   Cost of shares redeemed                                               (40,443)          (33,284)
                                                                       ---------------------------
      Increase in net assets from
         capital share transactions                                       10,950           157,361
                                                                       ---------------------------
Net increase (decrease) in net assets                                    (14,814)          142,586

NET ASSETS

   Beginning of period                                                   327,563           184,977
                                                                       ---------------------------
   End of period                                                        $312,749          $327,563
                                                                       ===========================
Undistributed net investment income included in net assets:
   End of period                                                        $  1,226          $  1,399
                                                                       ===========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                             3,701            12,182
   Shares issued for dividends reinvested                                    289             1,069
   Shares redeemed                                                        (3,183)           (2,314)
                                                                       ---------------------------
      Increase in shares outstanding                                         807            10,937
                                                                       ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Balanced Strategy Fund (the
         Fund). The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                 2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Other debt and government securities are valued each
                    business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                    readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 5. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

              D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                 1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                 2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                 Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                 Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2003, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended November 30, 2002, custodian fee offset arrangements did not reduce expenses.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2002.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2003, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2002, were $232,173,000 and $231,266,000, respectively.

         At November 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2002, were $17,416,000 and $9,817,000, respectively, resulting in net unrealized appreciation of $7,599,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

         securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of November 30, 2002, the Fund loaned securities having a fair market value of approximately $7,458,000 and held collateral of $7,399,000 for the loans.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's
                 investment policies, directly manages a portion of the Fund's portfolio, and provides portfolio management oversight of the Fund's assets managed by a subadviser. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index, which tracks the total return performance of the top 30 largest funds in the Lipper Balanced Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
-----------------------------------------------------------------------
+/- 1.00% to 4.00%              +/- 0.04%
+/- 4.01% to 7.00%              +/- 0.05%
+/- 7.01% and greater           +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 During the six-month period ended November 30, 2002, the Fund paid the Manager total management fees of $1,173,000, which included a performance fee of $44,000.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the six-month period ended November 30, 2002, the Fund paid the Manager administrative and servicing fees of $226,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding the effect of any custodian fee offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. The Manager can modify or terminate this arrangement at any time. For the six-month period ended November 30, 2002, the Fund incurred reimbursable expenses of $695,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. During the six-month period ended November 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $550,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's
         Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on September 1, 1995. From that date through the fiscal year ended May
         31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA BALANCED STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                      NOVEMBER 30,                             YEAR ENDED MAY 31,
                                      --------------------------------------------------------------------------------
                                          2002            2002             2001         2000         1999        1998
                                      --------------------------------------------------------------------------------
Net asset value at
   beginning of period                $  14.20         $  15.25         $  15.26      $  14.02     $ 13.46     $ 12.11
                                      --------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                   .15              .35(a),(e)       .33           .27         .25         .35
   Net realized and
      unrealized gain (loss)             (1.09)            (.40)(e)          .77          1.22         .74        1.64
                                      --------------------------------------------------------------------------------
Total from investment operations          (.94)            (.05)            1.10          1.49         .99        1.99
                                      --------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.16)            (.34)            (.32)         (.25)       (.27)       (.35)
   From realized capital gains               -             (.66)            (.79)           -         (.16)       (.29)
                                      --------------------------------------------------------------------------------
Total distributions                       (.16)           (1.00)           (1.11)         (.25)       (.43)       (.64)
                                      --------------------------------------------------------------------------------
Net asset value at end of period      $  13.10         $  14.20         $  15.25      $  15.26     $ 14.02     $ 13.46
                                      ================================================================================
Total return (%)*                        (6.59)            (.06)            7.37         10.65        7.63       16.82
Net assets at end of period (000)     $312,749         $327,563         $184,977      $148,153     $95,755     $70,046
Ratio of expenses to
   average net assets (%)**               1.00(b),(c)      1.02(c),(d)      1.23          1.25        1.25        1.25
Ratio of expenses to average
   net assets excluding
   reimbursements (%)**                   1.46(b),(c)      1.35(c)           N/A          1.26        1.31        1.31
Ratio of net investment income
   to average net assets (%)**            2.39(b)          2.41(e)          2.30          1.92        1.88        2.85
Portfolio turnover (%)                   81.46            42.34            80.60         87.11       63.39       22.18

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2002, average net assets were
    $300,235,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses prior to any custodian fee offset arrangements, which had no impact on these ratios.
(d) Effective August 1, 2001, the Manager voluntarily agreed to limit the Fund's expense ratio to 1.00% of the Fund's average annual net assets. Prior to this date, the voluntary expense ratio limit was 1.25% of the Fund's average annual net assets.
(e) In 2001, a change in amortization method was made as required by a recently issued accounting pronouncement. This change had no effect on these amounts.

            TRUSTEES      Robert G. Davis, CHAIRMAN OF THE BOARD
                          Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

      ADMINISTRATOR,      USAA Investment Management Company
 INVESTMENT ADVISER,      9800 Fredericksburg Road
        UNDERWRITER,      San Antonio, Texas 78288
     AND DISTRIBUTOR

      TRANSFER AGENT      USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

           CUSTODIAN      State Street Bank and Trust Company
                          P.O. Box 1713
                          Boston, Massachusetts 02105

INDEPENDENT AUDITORS      Ernst & Young LLP
                          100 West Houston St., Suite 1900
                          San Antonio, Texas 78205

           TELEPHONE      Call toll free - Central time
    ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL      1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT      For account servicing, exchanges,
        MUTUAL FUNDS      or redemptions
                          1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL      24-hour service (from any phone)
   FUND PRICE QUOTES      1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND      (from touch-tone phones only)
   USAA TOUCHLINE(R)      For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                          Paper

--------------------------------------------------------------------------------

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